Related Party Transactions - 10Q	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions Since inception through December 31, 2020, the Company entered into various convertible note agreements with the Related Party. The terms of the convertible notes and their subsequent conversions are further described in more detail in Note 5 and Note 6. Related Party Transactions Since inception through September 30, 2021, the Company entered into various convertible note agreements with the Related Party. The terms of the convertible notes and their subsequent conversions are further described in more detail in Note 5 and Note 6.